Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Agreement	Dec. 31, 2012	Sep. 05, 2014
Accounting Policies [Line Items]
Cash, FDIC Insured Amount			$ 250,000
Accounts receivable	233,426		184,415	102,976
Allowance for doubtful accounts	5,482		5,482	0
Number of licensing and royalty agreements			2
Intangible assets amortization period			7 years
Total intangible assets			600,000	375,000
Accumulated amortization			265,975	168,296
Amortization per year			118,409
Amortization of intangible assets			$ 97,680	$ 60,563
Excise tax rate			2.30%
Dilutive shares excluded from computation of earnings per share	8,141,418	2,082,111	2,459,343	1,179,265
Accounts Receivable | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage			25.00%	78.00%
Number of customers			1	3
Sales Revenue | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage			23.00%	58.00%
Number of customers			2	3
Common Stock | Subsequent Event
Accounting Policies [Line Items]
Reverse stock split ratio					0.005
Common Stock
Accounting Policies [Line Items]
Reverse stock split ratio					0.005
Preferred Stock
Accounting Policies [Line Items]
Reverse stock split ratio					0.005
Minimum
Accounting Policies [Line Items]
Estimated useful lives of assets			3 years
Maximum
Accounting Policies [Line Items]
Estimated useful lives of assets			10 years